SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

15. SHARE-BASED PAYMENT

Restricted Share owned by the founders

As one of the condition to the closing of the Preferential Equity Interests in January 2014, two founders entered into a share restriction agreement with the preferential equity interests shareholders. Pursuant to this agreement, those founders are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interests in the Company before such interest is vested. The equity interests held by the Founders were 50% converted to restricted equity interests and vest in 24 equal and continuous monthly installments for each month starting from January 2014, provided that those founders remain full-time employees of the Group at the end of such month. A total of 45,567,164 restricted shares were held by those founders as of April 2015. In April 2015, as one of the condition of the closing of the preferred shareholder agreement, the agreement was amended to (1) restrict additional shares and extend the vesting period for an additional 48 months and (2) restrict shares held by four other founders similar to the restrictions imposed in January 2014. The Group also obtained an irrevocable and exclusive option to repurchase all of the restricted shares held by those founders at par value both in January 2014 and April 2015.

The share restriction agreement between the founders and the Company was accounted for as a grant of restricted stock awards under a stock-based compensation plan. Accordingly, the Group measured the fair value of the restricted shares of the Founders at the grant date and recognizes the amount as compensation expense over the service period. Additionally, the modification of the restriction in April 2015 was accounted as a modification of share-based compensation. The Group calculated the incremental fair value resulting from the modification and recorded it as share-based compensation over the revised vesting term.

A summary of non-vested restricted share activity during the year ended December 31, 2019 is presented below:

Number of shares
Outstanding at January 1, 2019	11,391,791
Granted	—
Forfeited	—
Vested	(11,391,791)
Outstanding at December 31, 2019	—

The Group determined that the non-vested restricted shares are participating securities as the holders of the non-vested restricted shares have a non-forfeitable right to receive dividends with all ordinary shares but the non-vested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. See Note 21 for details.

During the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation expense of RMB51,463,  RMB55,311 and RMB17,794 related to the unvested shares of the Founders respectively.

Share options

2015 Share Incentive Plan

On October 21, 2015, the Group adopted the 2015 share incentive plan (“2015 Plan”) which consists of a share incentive plan for U.S. service providers (“U.S. Plan”) and a share incentive plan for PRC service providers (“PRC Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2015 Plan is 14,328,358 ordinary shares to be allocated to employees, officers, directors or consultants of the Company.

During the years ended December 31, 2017, 2018 and 2019, the Group granted 1,545,688,  nil and nil share options to certain personnel under the PRC Plan. Those options have an exercise price of US$0 per share and expire 10 years from the date of grant. Those options also include an exercise provision whereas shares become exercisable after the closing of an IPO. The Group has recorded nil,  40,449 and RMB1,194 share-based compensation expense for the years ended December 31, 2017, 2018 and 2019 related to such options,  respectively.

During the years ended December 31, 2017, 2018 and 2019, the Group granted 500,000,  nil and nil share options to certain personnel under the U.S. Plan which were fully vested as of the grant date. Those options have an exercise price range from US$0.79 to US$0.99 per share and expire 10 years from the date of grant.

2018 Share Incentive Plan

In January 2018, The Company adopted the 2018 share incentive plan ("2018 Plan"), commencing on January 1, 2018, which provides additional incentives to employees, directors and consultants to promote the success of the Group’s business. Under the 2018 share incentive plan, the maximum aggregate number of shares which may be issued initially pursuant to all awards under the 2018 Plan is 9,559,607 ordinary shares, assuming the underwriters do not exercise their over-allotment option. The number of shares reserved for future issuances under the 2018 Plan will be increased by (i) a number equal to 1.0% of the total number of outstanding shares immediately after IPO, or (ii) such number of shares as may be determined by the board of directors, on the first day of each calendar year during the term under 2018 Plan.

During the year ended December 31, 2018 and 2019, the Group granted 6,988,469 and 651,000 share options to certain personnel under the 2018 Plan. The weighted average exercise price of options granted during the years ended December 31, 2018 and 2019 was US$0.35 per share and US$0 per share. During the year ended December 31, 2018 and 2019, the Group has recorded RMB9,523 and RMB32,424 share-based compensation expense for such options, respectively

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2017, 2018 and 2019 are summarized in the following table:

	For the years ended December 31,
	2017	2018	2019
Risk-free interest rate	2.2%	2.04%-2.83%	2.14%
Expected volatility	49.0%	36%-52.5%	50.4%
Expected life of option (years)	9.76-10	1-10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	12.56	15.03-16.85	12.65

(i) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(ii) Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(iii) Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(iv) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(v) Fair value of underlying ordinary shares

During the year ended December 31, 2018 and 2019, the fair value of the underlying ordinary shares is determined based on the closing market price of the share. During the years ended December 31, 2017, the estimated fair value of ordinary shares as of the respective dates was determined based on a retrospective valuation with the assistance of a third party appraiser.

A summary of the stock option activity under the 2015 and 2018 Plan during the year ended December 31, 2019 is included in the table below.

		Weighted average
	Options granted	exercise price
	Share Number	per option
		US$
Outstanding at January 1, 2019	13,343,230	0.23
Granted	651,000	—
Exercised	(694,735)	0.19
Cancelled and forfeited	(1,253,259)	—
Outstanding at December 31, 2019	12,046,236	0.24

The following table summarizes information regarding the share options as of December 31, 2019:

	December 31, 2019
			Weighted-
			average remaining
		Weighted-	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,046,236	0.24	7.45	33,279
Exercisable	6,580,899	0.19	6.55	18,536
Expected to vest	5,465,337	0.31	8.52	14,743

In January 2018, the Group amended and accelerated the vesting schedule of 6,817,372 previously granted options, which became immediately exercisable. The Group recognized the remaining compensation cost immediately for those shares upon the modification.

The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 amounted RMB1,695,  RMB6,858 and RMB13,608, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2017, 2018 and 2019 was RMB11.22,  RMB15.12 and RMB12.65 per share, respectively.

During the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation expense of RMB4,713,  RMB49,972 and RMB33,618 for the options granted under the 2015 Plan and 2018 Plan.

As of December 31, 2019, there was RMB50,041 of unrecognized compensation expenses related to the options.

Restricted Share

On October 21, 2015, the Company granted 4,740 ,777 restricted shares under the U.S. Plan to employees at exercise price of US$0 per share.

These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from the grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four-year service period on a straight-line basis. The aggregate fair value of the restricted shares at the grant dates was RMB25,397. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which was RMB5.36 (US$0.84). The total fair value of the vested shares for the years ended December 31, 2017, 2018 and 2019 were RMB6,165,  RMB6,165 and RMB2,758, respectively.

As of December 31, 2019, there was nil unrecognized compensation cost.

A summary of the restricted share activity for the year ended December 31, 2017, 2018 and 2019 is presented below:

Restricted Shares
Outstanding at January 1, 2017	3,228,278
Vested	1,150,718
Outstanding at December 31, 2017	2,077,560
Cancelled and forfeited	411,930
Vested	1,150,718
Outstanding at December 31, 2018	514,912
Cancelled and forfeited	—
Vested	514,912
Outstanding at December 31, 2019	—

During the years ended December 31, 2017, 2018 and 2019, the Group recorded compensation expense of RMB6,611,  RMB3,992 and RMB118 for the restricted shares, respectively.

Restricted Stock Units

During the year ended December 31, 2017, 2018 and 2019, the Company granted 1,700,000,  658,056 and 30,000 restricted stock units respectively to employees at an exercise price of US$0 per share. These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date. The restricted stock units (“RSU”) are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding restricted stock units shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four-year service period on a straight-line basis. The aggregate fair value of the restricted stock units at grant dates was RMB42,092. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date which were RMB11.38,  RMB15.87 and RMB15.71 during the years ended December 31, 2017, 2018 and 2019.

During the years ended December 31, 2017, 2018 and 2019, the Group recorded compensation expense of nil,  RMB25,434 and RMB3,598 for the restricted stock units, respectively.

As of December 31, 2019, there was RMB5,688 unrecognized compensation cost related to restricted stock units which is expected to be recognized over a weighted average vesting period of 2.47 years. The weighted average granted fair value of restricted stock units granted during the years ended December 31, 2017, 2018 and 2019 were RMB12.54 per RSU, RMB15.75 per RSU and RMB12.65 per RSU.

A summary of the restricted stock units activity during the year ended December 31, 2019 is presented below:

RSUs
Unvested balance at January 1, 2019	562,913
Granted	30,000
Cancelled and forfeited	—
Vested	5,229
Unvested balance at December 31, 2019	587,684

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative	55,804	87,857	40,684
Research and development	6,983	42,167	11,191
Selling and Marketing	—	4,271	3,198
Cost of revenues	—	414	55
Total stock-based compensation expense	62,787	134,709	55,128